Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	4.1239%	4.1239%
One year	$ 737,551
Two years		766,242
Three years
Four years
Five years
Beyond five years	1,703,743	1,770,020
Total undiscounted cash flows	2,441,294	2,536,262
Total financing lease liabilities	1,956,260	1,951,867
Difference between undiscounted cash flows and discounted cash flows	$ 485,034	$ 584,395
Base station tower [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	3.1365%	3.1365%
One year	$ 29,800	$ 61,918
Two years	29,800	30,959
Three years	29,800	30,959
Four years	29,800	30,959
Five years	29,800	30,959
Beyond five years	59,600	123,836
Total undiscounted cash flows	208,600	309,590
Total financing lease liabilities	188,069	282,488
Difference between undiscounted cash flows and discounted cash flows	$ 20,531	27,102
Office [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	2.4584%
One year	$ 55,070
Two years	55,070
Three years
Four years
Five years
Beyond five years
Total undiscounted cash flows	110,140
Total financing lease liabilities	107,506
Difference between undiscounted cash flows and discounted cash flows	2,634
Total undiscounted cash flows [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
One year	822,421	30,959
Two years	84,870	797,201
Three years	29,800	30,959
Four years	29,800	30,959
Five years	29,800	30,959
Beyond five years	1,763,343	1,862,897
Total undiscounted cash flows	2,760,034	2,783,934
Total financing lease liabilities	2,251,835	2,234,355
Difference between undiscounted cash flows and discounted cash flows	$ 508,199	$ 549,579